Concentration of Risk (Details) (AutoZone [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AutoZone [Member]
Concentration of Risk (Textual) [Abstract]
Percentage of total net sales to a single customer	32.60%	32.30%	31.20%
Receivable balances	$ 140.8	$ 141.6